(LETTERHEAD OF NUVEEN INVESTMENTS, LLC)
   February 24, 2004


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 1038
         SEC File No. 333-66037
         CIK No.      0001057979




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 5, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on or about February 24, 2004.


Very truly yours,


NUVEEN INVESTMENTS, LLC




/s/ Gifford R. Zimmerman
     Gifford R. Zimmerman
     Managing Director